Commitments And Contingencies (Future Minimum Lease And Royalty Payments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies [Abstract]
Royalties, 2014	$ 1,642
Royalties, 2015	1,865
Royalties, 2016	1,864
Royalties, 2017	1,922
Royalties, 2018	1,929
Royalties, Thereafter	9,644
Total minimum royalty payments	18,866
Leases, 2014	1,577
Leases, 2015	1,538
Leases, 2016	1,545
Leases, 2017	1,141
Leases, 2018	193
Total minimum lease payments	$ 5,994